R&D Funding Expense	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
R&D Funding Expense

10. Research & Development (“R&D”) Funding Expense

During the three months ended March 31, 2021, we did not enter into any new R&D funding arrangements. We recognized $2.6 million and $7.6 million of R&D funding expense for the three months ended March 31, 2021 and 2020, respectively, primarily related to ongoing development-stage funding payments under our co-funding agreement with Sanofi.

As of March 31, 2021 we have a remaining commitment of $13.9 million related to our R&D funding agreement with Sanofi.

10. R&D Funding Expense

During the year ended December 31, 2020, we did not enter into any new R&D funding arrangements. R&D funding expense incurred in 2020 related to ongoing development stage funding payments, primarily under our co-funding agreement with Sanofi, and upfront funding related to a royalty on an unapproved product that we acquired from BioCryst in the quarter ended December 31, 2020. R&D funding expense in 2019 primarily related to funding agreements with both Sanofi and Pfizer. We completed our funding commitments in the fourth quarter of 2019 under our agreement with Pfizer. R&D funding expense incurred in 2018 related to funding agreements with Sanofi, Pfizer, Immunomedics and Biohaven.

We recognized $26.3 million of R&D funding expense for the year ended December 31, 2020, of which $18.5 million related to our co-funding agreement with Sanofi. We recognized $83.0 million of R&D funding expense during the year ended December 31, 2019, of which $18.2 million and $62.8 million related to our funding agreements with Sanofi and Pfizer, respectively.

We recognized $392.6 million of R&D funding expense during the year ended December 31, 2018, of which $6.9 million and $99.3 million related to our funding agreements with Sanofi and Pfizer, respectively. We recognized the $175.0 million and $100.0 million in upfront payments and premiums paid over market value for stock purchases related to our Immunomedics and Biohaven funding agreements, respectively, as R&D funding expense during the year ended December 31, 2018.

As of December 31, 2020, we have a remaining commitment of $16.6 million related to a R&D funding agreement with Sanofi.